Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Taxes [Abstract]
Schedule of Income (Loss) Before Tax

The income (loss) before tax were as follows:

	For the Fiscal Years Ended March 31,
	2025	2024	2023

Japan	$2,151,691	$5,104,640	$(7,503,560)
Hong Kong	2,492,326	3,011,218	(59,307)
PRC	212,317	(86,706)	239,733
Malaysia	(13,334)	(12,515)	(11,288)
United States	39,255	(19,559)	-
Canada	(127,004)	(61,368)	-
Income (loss) before tax	4,755,251	7,935,710	(7,334,422)
(1)	This pertains to the tax effect resulted from income tax refund and additional and delinquent tax recovered of approximately $3.0 million during the fiscal years ended March 31, 2025, and additional consumption tax of approximately $0.6 million charged as well as inhabitant tax refund of approximately $2.0 million during the fiscal years ended March 31, 2024, which were based on final assessment due to the consumption tax examination (See note (c) - tax payable).

Schedule of Income Tax Provision (Benefit)

The components of the income tax provision (benefit) were as follows:

	For the Fiscal Years Ended March 31,
	2025	2024	2023
Current tax provision (benefit)
Japan	$(1,372,374)	$2,229,231	$(4,277,929)
Hong Kong	384,822	-	-
PRC	9,271	5,820	142,558
Malaysia	-	-	-
United States	38,492	-	-
Canada	11,634	-	-
	(928,155)	2,235,051	(4,135,371)
Deferred tax provision (benefit)
Japan	$(845,592)	$(1,778,320)	$4,849,771
Hong Kong	(30,278)	-	-
PRC	-	-	-
Malaysia	(22)	43	-
United States	(45,534)	-	-
Canada	(33,656)	-	-
	(955,082)	(1,778,277)	4,849,771
Income tax provisions (benefit)	$(1,883,237)	$456,774	$714,400
(1)	This pertains to the tax effect resulted from income tax refund and additional and delinquent tax recovered of approximately $3.0 million during the fiscal years ended March 31, 2025, and additional consumption tax of approximately $0.6 million charged as well as inhabitant tax refund of approximately $2.0 million during the fiscal years ended March 31, 2024, which were based on final assessment due to the consumption tax examination (See note (c) - tax payable).

Schedule of Reconciles the Japan Statutory Rate to the Company’s Effective Tax Rates

The following table reconciles the Japan statutory rate to the Company’s effective tax rates for the fiscal years ended March 31, 2025, 2024, and 2023, respectively:

	For the Fiscal Years Ended March 31,
	2025	2024	2023

Japanese statutory income tax rate	34.6%	30.6%	30.6%
Non-deductible expenses	1.5%	2.0%	(1.2)%
Non-taxable income	(0.2)%	(1.8)%	-
Tax rate difference in non-Japan subsidiaries and different prefectures in Japan	(3.4)%	2.6%	(1.6)%
Effect of change in tax rate	(7.6)%	-	-
Change in valuation allowance	(1.3)%	(5.4)%	(5.9)%
Effects of consumption tax examination (1)	(63.2)%	(22.2)%	(30.8)%
Others	-	-	(0.8)%
Effective tax rate	(39.6)%	5.8%	(9.7)%

(1)	This pertains to the tax effect resulted from income tax refund and additional and delinquent tax recovered of approximately $3.0 million during the fiscal years ended March 31, 2025, and additional consumption tax of approximately $0.6 million charged as well as inhabitant tax refund of approximately $2.0 million during the fiscal years ended March 31, 2024, which were based on final assessment due to the consumption tax examination (See note (c) - tax payable).

Schedule of Deferred Tax Liabilities

The Company’s deferred tax liabilities, net comprised of the following:

	March 31, 2025	March 31, 2024
Deferred tax assets:
Allowance for credit losses	$347,123	$619,675
Accrued member rewards	12,394	15,511
Accrued employee bonus	5,260	18,146
Accrued asset retirement obligation	81,761	185,941
Accrued employee retirement pension	63,040	72,378
Change in fair value of warrant liabilities	531,816	-
Net operating loss carry-forwards	93,663	38,562
Total deferred tax assets	1,135,057	950,213
Valuation allowance	(15,354)	(79,062)
Total deferred tax assets, net	1,119,703	871,151
Deferred tax liabilities:
Change in fair value of warrant liabilities	-	(38,588)
Compensation receivable for consumption tax	(2,383,575)	(3,047,924)
Total deferred tax liabilities	(2,383,575)	(3,086,512)
Deferred tax liabilities, net	$(1,263,872)	$(2,215,361)

Schedule of Valuation Allowance

The Company’s movement of the valuation allowance were as follows:

	March 31, 2025	March 31, 2024
Beginning balance	$79,062	$597,777
Reduction	(63,083)	(430,385)
Disposal of a subsidiary	-	(82,732)
Foreign currency translation adjustments	(625)	(5,598)
Ending balance	$15,354	$79,062

Schedule of Taxes Payable

Taxes payable consisted of the following:

	March 31, 2025	March 31, 2024
Income tax payable	$255,932	$3,829,368
Additional consumption tax payable due to tax examination (1)	-	5,475,313
Consumption tax payable and others	93,739	52,801
Total taxes payable	$349,671	$9,357,482

(1)	Since January 2022, the Tokyo Regional Taxation Bureau had conducted a tax examination into the Company’s consumption tax filing for the period from July 2018 to December 2021, and the examination was completed in May 2023. As a result of the examination, the Company was required to return consumption tax refund amounting to approximately $28.3 million (approximately ¥3.8 billion) for export transactions that were determined not to meet the tax exemption requirements due to incomplete submission of relevant export documents. In addition, the additional tax for understatement and delinquent tax computed by the Company’s tax consultant amounted to approximately $6.1 million (approximately ¥0.8 billion). Therefore, as of March 31, 2023, the Company recorded a net consumption tax payable amounted to approximately $16.6 million (approximately ¥2.2 billion), after the deduction of refundable consumption tax amounted to approximately $12.9 million (approximately ¥1.7 billion) that was withheld by the Tokyo Regional Taxation Bureau due to this examination, as well as refundable income tax that arose from the payments of additional consumption tax amounted to approximately $4.9 million (approximately ¥0.7 billion). During the fiscal year ended March 31, 2024, the Company recorded additional consumption tax payable approximately $0.6 million (approximately ¥90.9 million) based on the final assessment by the Tokyo Regional Taxation Bureau. The Company made payments of the consumption tax payable by a monthly instalment of approximately $0.2 million (¥30.0 million), and the amount was also offset by the consumption tax receivable from the tax authorities for excess input consumption tax. The consumption tax payable was $5,475,313 as of March 31, 2024. As disclosed in Note 6 (2), the Company filed a request for review with the National Tax Tribunal on February 22, 2024, challenging the legality of the reassessment decision and the imposition of additional tax penalties issued by the Tokyo Regional Taxation Bureau. On February 13, 2025, the Company received a ruling from the National Tax Tribunal, dated February 12, 2025, which upheld the Company’s request and annulled the disposition. The Company adjusted its additional consumption tax amount and resulted in a consumption tax receivable of $1,356,687 as of March 31, 2025.